Cover	Aug. 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 10, 2023
Entity Registrant Name	FREYR Battery
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	22-24, Boulevard Royal
Entity Address, Postal Zip Code	L-2449
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Central Index Key	0001844224
Amendment Flag	false
City Area Code	352
Local Phone Number	46 61 11 3721
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Entity File Number	001-40581
Ordinary Shares, without nominal value
Document Information [Line Items]
Trading Symbol	FREY
Title of 12(b) Security	Ordinary Shares, without nominal value
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Document Information [Line Items]
Trading Symbol	FREY WS
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Security Exchange Name	NYSE